REVENUE - Revenue expected to be recognized in future periods (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue expected to be recognized in future periods for performance obligations that are unsatisfied, or partially unsatisfied	$ 647.6
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period		1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue expected to be recognized in future periods for performance obligations that are unsatisfied, or partially unsatisfied	144.0
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period		1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue expected to be recognized in future periods for performance obligations that are unsatisfied, or partially unsatisfied	$ 143.9
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period		1 year